Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting (Tables) [Abstract]
Summary of information for reportable segments

Summary information for the reportable segments during the years ended December 31, 2011, 2010 and 2009 is as follows (in thousands):

Year Ended December 31, 2011:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$590,052	$-	$300,095	$-	$890,147
Resident fees and services	-	456,085	-	-	456,085
Interest income	34,068	-	7,002	-	41,070
Other income	6,620	-	3,985	690	11,295
Total revenues	630,740	456,085	311,082	690	1,398,597

Property operating expenses	-	(314,142)	(65,334)	-	(379,476)
Net operating income from continuing operations(1)	630,740	141,943	245,748	690	1,019,121

Reconciling items:
Interest expense	(8,797)	(46,342)	(29,931)	(228,884)	(313,954)
Depreciation and amortization	(169,750)	(138,192)	(104,589)	-	(412,531)
General and administrative	-	-	-	(77,201)	(77,201)
Transaction costs	(27,993)	(36,328)	(5,903)	-	(70,224)
Gain (loss) on extinguishment of debt	-	979	-	-	979
Provision for loan losses	-	-	(2,010)	-	(2,010)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$424,200	$(77,940)	$103,315	$(305,395)	$144,180
Total assets	$7,823,953	$3,041,238	$3,795,940	$263,475	$14,924,606

Year Ended December 31, 2010:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$325,788	$-	$210,484	$-	$536,272
Resident fees and services	-	51,006	-	-	51,006
Interest income	36,176	-	4,679	-	40,855
Other income	3,386	-	985	2,874	7,245
Total revenues	365,350	51,006	216,148	2,874	635,378

Property operating expenses	-	(32,621)	(46,673)	-	(79,294)
Net operating income from continuing operations(1)	365,350	18,385	169,475	2,874	556,084

Reconciling items:
Interest expense	(3,295)	(7,794)	(22,593)	(113,129)	(146,811)
Depreciation and amortization	(92,648)	(15,504)	(72,896)	-	(181,048)
General and administrative	-	-	-	(54,626)	(54,626)
Transaction costs	(20,612)	(20,936)	(5,112)	-	(46,660)
Gain (loss) on extinguishment of debt	(7,791)	-	(1,308)	(25,072)	(34,171)
Provision for loan losses	(29,684)	-	-	-	(29,684)
Income (loss) from continuing operation before income taxes and income from unconsolidated entities	$211,320	$(25,849)	$67,566	$(189,953)	$63,084

Total assets	$4,756,896	$1,080,416	$3,389,441	$224,981	$9,451,734

Year Ended December 31, 2009:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$287,057	$-	$165,965	$-	$453,022
Interest income	35,945	-	4,940	-	40,885
Other income	5,309	-	1,309	1,170	7,788
Total revenues	328,311	-	172,214	1,170	501,695

Property operating expenses	-	-	(42,501)	-	(42,501)
Net operating income from continuing operations(1)	328,311	-	129,713	1,170	459,194

Reconciling items:
Interest expense	1,387	-	(17,411)	(76,566)	(92,590)
Depreciation and amortization	(76,830)	-	(57,941)	-	(134,771)
General and administrative	-	-	-	(49,691)	(49,691)
Gain (loss) on extinguishment of debt	(2,057)	-	(3,781)	(19,269)	(25,107)
Provision for loan losses	(23,261)	-	-	-	(23,261)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$227,550	$-	$50,580	$(144,356)	$133,774

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  Net operating income from continuing operations (“NOI”) is used to evaluate the operating performance of our properties. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, impairments and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.
  Excludes income and expense amounts related to our properties held in unconsolidated entities. Please see Note 7 for additional information.